OMB APPROVAL
OMB Number: 3235-0570
Expires: November 30, 2005
Estimated average burden
hours per response... 5.0

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07678

American Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi    800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:       January 31

Date of reporting period:    July 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

AMERICAN
MUNICIPAL
INCOME
PORTFOLIO

XAA

July 31, 2005
Semiannual Report

AMERICAN MUNICIPAL INCOME PORTFOLIO

Our Image – George Washington

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

Table of Contents

3	Financial Statements

6	Notes to Financial Statements

17	Schedule of Investments

29	Notice to Shareholders

NOT FDIC INSURED	NO BANK GUARANTEE	MAY LOSE VALUE

Portfolio Allocation

As a percentage of total assets on July 31, 2005

Credit Quality Breakdown*

As a percentage of total assets on July 31, 2005

AAA/Aaa	39%
AA/Aa	5%
A	7%
BBB/Baa	15%
Nonrated	34%
100%

*In the case of split ratings, a security is considered to be rated in the listed category if two of Moody's Investors Service, Standard & Poor's, and Fitch rate the security in that category. If ratings are provided by only two of those rating agencies, the lower rating is used. If only one of those rating agencies provides a rating, that rating is used.

2005 Semiannual Report

American Municipal Income Portfolio

Fund OVERVIEW continued

Geographical Distribution

As a percentage of total assets on July 31, 2005. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its assets.

2005 Semiannual Report

American Municipal Income Portfolio

Financial STATEMENTS (Unaudited)

Statement of Assets and Liabilities July 31, 2005

Assets:
Investments in unaffiliated securities, at market value (cost: $122,265,144) (note 2)	$131,261,535
Investment in affiliated money market fund, at market value (cost: $1,794,527) (note 5)	1,794,527
Cash in bank on demand deposit	9,385
Receivable for investment securities sold	918,240
Receivable for accrued interest	1,549,617
Prepaid expenses	33,416
Other assets	1,348
Total assets	135,568,068
Liabilities:
Payable for preferred share distributions (note 3)	10,577
Payable for investment securities purchased	1,412,762
Payable for investment advisory fees (note 5)	40,950
Payable for administrative fees (note 5)	22,769
Payable for transfer agent fees	37,493
Payable for audit and legal fees	11,426
Payable for other expenses	49,781
Total liabilities	1,585,758
Preferred shares, at liquidation value	43,500,000
Net assets applicable to outstanding common shares	$90,482,310
Net assets applicable to outstanding common shares consist of:
Common shares and additional paid-in capital	$80,009,100
Undistributed net investment income	948,040
Accumulated net realized gain on investments	528,779
Unrealized appreciation of investments	8,996,391
Net assets applicable to outstanding common shares	$90,482,310
Net asset value and market price of common shares:
Net assets applicable to outstanding common shares	$90,482,310
Common shares outstanding (authorized 200 million shares of $0.01 par value)	5,756,267
Net asset value per share	$15.72
Market price per share	$14.88
Liquidation preference of preferred shares (note 3):
Preferred shares outstanding (authorized one million shares)	1,740
Liquidation preference per share	$25,000

See accompanying Notes to Financial Statements.

2005 Semiannual Report

American Municipal Income Portfolio

Financial STATEMENTS (Unaudited) continued

Statement of Operations For the Six Months Ended July 31, 2005

Investment income:
Interest from unaffiliated securites	$3,366,216
Dividends from affiliated money market fund	46,360
Total investment income	3,412,576
Expenses (note 5):
Investment advisory fees	231,510
Administrative fees	132,292
Remarketing agent fees	47,777
Custodian fees	8,783
Transfer agent fees	20,554
Listing fees	12,385
Reports to shareholders	13,973
Directors' fees	2,773
Audit and legal fees	25,989
Other expenses	12,969
Total expenses	509,005
Net investment income	2,903,570
Net realized and unrealized gains on investments:
Net realized gain on investments (note 4)	655,899
Net change in unrealized appreciation or depreciation of investments	(598,260)
Net gain on investments	57,639
Distributions to preferred shareholders (note 2):
From net investment income	(469,824)
Net increase in net assets applicable to common shares resulting from operations	$2,491,385

See accompanying Notes to Financial Statements.

2005 Semiannual Report

American Municipal Income Portfolio

Statements of Changes in Net Assets

	Six Months Ended 7/31/05 (Unaudited)	Year Ended 1/31/05
Operations:
Net investment income	$2,903,570	$5,607,130
Net realized gain on investments	655,899	434,640
Net change in unrealized appreciation or depreciation of investments	(598,260)	357,679
Distributions to preferred shareholders (note 2):
From net investment income	(469,824)	(515,848)
Net increase in net assets applicable to common shares resulting from operations	2,491,385	5,883,601
Distributions to common shareholders (note 2):
From net investment income	(2,648,491)	(5,387,866)
Total increase (decrease) in net assets applicable to common shares	(157,106)	495,735
Net assets applicable to common shares at beginning of period	90,639,416	90,143,681
Net assets applicable to common shares at end of period	$90,482,310	$90,639,416
Undistributed net investment income	$948,040	$1,162,785

See accompanying Notes to Financial Statements.

2005 Semiannual Report

American Municipal Income Portfolio

Notes to Financial STATEMENTS (Unaudited)

(1) Organization	American Municipal Income Portfolio Inc. (the "fund") is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The fund invests primarily in a diverse range of municipal securities that, at the time of purchase, are rated investment grade or are unrated and deemed to be of comparable quality by U.S. Bancorp Asset Management, Inc. ("USBAM"). The fund may invest up to 5% of its total assets in municipal securities that, at the time of purchase, are rated lower than investment grade or are unrated and deemed to be of comparable quality by USBAM. The fund will not invest in municipal securities that, at the time of purchase, are rated lower than B or are unrated and deemed to be of comparable quality by USBAM. Municipal securities in which the fund invests may include municipal derivative securities, such as inverse floating rate and inverse interest-only municipal securities. The fund's investments also may include futures contracts, options on futures contracts, options, and interest rate swaps, caps, and floors. Although the fund is authorized to invest in the financial instruments mentioned in the preceding sentence, and may do so in the future, the fund did not make any such investments during the six months ended July 31, 2005. Fund shares are listed on the New York Stock Exchange under the symbol XAA.

On June 22, 2005, the fund's board of directors approved a change in the fund's fiscal year-end from January 31 to August 31, effective with the period ending August 31, 2005.

(2) Summary of Significant Accounting Policies	Security Valuations

Security valuations for the fund's investments are furnished by one or more independent pricing services that have been approved by the fund's board of directors.

2005 Semiannual Report

American Municipal Income Portfolio

Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade is within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of

2005 Semiannual Report

American Municipal Income Portfolio

Notes to Financial STATEMENTS (Unaudited) continued

the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed once a week and at the end of each month.

As of July 31, 2005, the fund had no fair valued securities.

Security Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

Inverse Floaters

As part of its investment strategy, the fund may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Inverse floaters may be characterized as derivative securities and may subject the fund to the risks of reduced or eliminated interest payments and losses of invested principal. In

2005 Semiannual Report

American Municipal Income Portfolio

addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed-rate, tax-exempt securities. To the extent the fund invests in inverse floaters, the net asset value of the fund's shares may be more volatile than if the fund did not invest in such securities. As of July 31, 2005, the fund had no outstanding investments in inverse floaters.

Futures Transactions

To gain exposure to or protect itself from changes in the market, the fund may buy and sell interest rate futures contracts. Risks of entering into futures contracts and related options include the possibility there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the fund is required to deposit, in segregated accounts with its custodian, either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. As of July 31, 2005, the fund had no outstanding futures contracts.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities

2005 Semiannual Report

American Municipal Income Portfolio

Notes to Financial STATEMENTS (Unaudited) continued

do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of July 31, 2005, the fund had entered into outstanding when-issued or forward-commitments of $494,522.

Federal Taxes

The fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the fund.

2005 Semiannual Report

American Municipal Income Portfolio

The tax character of common and preferred share distributions paid during the six months ended July 31, 2005 (estimated) and the fiscal year ended January 31, 2005, were characterized as follows:

	7/31/05	1/31/05
Distributions paid from:
Tax-exempt income	$3,118,315	$5,809,265
Ordinary income	-	86,786
	$3,118,315	$5,896,051

  At January 31, 2005, the fund's most recently completed fiscal year-end, the components of accumulated earnings on a tax basis were as follows:

Undistributed tax-exempt income	$1,097,242
Accumulated capital losses	(127,120)
Unrealized appreciation	9,660,194
Accumulated earnings	$10,630,316

  Distributions to Shareholders

  Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common share distributions are recorded as of the close of business on the ex-dividend date and preferred share dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the fund's dividend reinvestment plan, reinvested in additional common shares of the fund. Under the dividend reinvestment plan, common shares will be purchased in the open market.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily

2005 Semiannual Report

American Municipal Income Portfolio

Notes to Financial STATEMENTS (Unaudited) continued

aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. As of July 31, 2005, the were no outstanding repurchase agreements.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from these estimates.

(3) Remarketed Preferred Shares	As of July 31, 2005, the fund had 1,740 remarketed preferred shares (870 shares in class "T" and 870 shares in class "TH") (RP®) with a liquidation preference of $25,000 per share. The dividend rate on the RP® is adjusted every seven days (on Tuesdays for class "T" and on Thursdays for class "TH"), as determined by the remarketing agent. On July 31, 2005, the dividend rates were 2.20% and 2.25% for class "T" and "TH", respectively.

RP® is a registered trademark of Merrill Lynch & Company ("Merrill Lynch").

(4) Investment Security Transactions	Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended July 31, 2005, aggregated $13,394,318 and $18,167,116, respectively.

2005 Semiannual Report

American Municipal Income Portfolio

(5	) Expenses	Investment Advisory Fees

Pursuant to an investment advisory agreement (the "Agreement"), USBAM, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.35% of the fund's average weekly net assets including preferred shares. For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to both the fund and the related money market funds, USBAM will reimburse the fund an amount equal to the investment advisory fee received from the related money market funds that is attributable to the assets of the fund. For financial statement purposes, this reimbursement is recorded as investment income.

Administrative Fees

Effective July 1, 2005, USBAM serves as "Administrator" pursuant to an administration agreement between USBAM and the fund. Under this administration agreement, USBAM receives a monthly administrative fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets including preferred shares. Prior to July 1, 2005, the fund had a co-administration agreement with USBAM and U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, which had no functional responsibilities related to the fund. For its fee, USBAM provides numerous services to the fund including, but not limited to, handling the general

2005 Semiannual Report

American Municipal Income Portfolio

Notes to Financial STATEMENTS (Unaudited) continued

business affairs, financial and regulatory reporting, and various other services.

Remarketing Agent Fees

The fund has entered into a remarketing agreement with Merrill Lynch (the "Remarketing Agent"). The remarketing agreement provides the Remarketing Agent with a monthly fee in an amount equal to an annual rate of 0.25% of the fund's average amount of RP® outstanding. For its fee, the Remarketing Agent will remarket shares of RP® tendered to it on behalf of shareholders and will determine the applicable dividend rate for each seven-day dividend period.

Custodian Fees

U.S. Bank serves as the fund's custodian pursuant to a custodian agreement with the fund. Effective July 1, 2005, the fee for the fund is equal to an annual rate of 0.005% of average weekly net assets including preferred shares. Prior to July 1, 2005, the fee for the fund was equal to an annual rate of 0.015% of average weekly net assets including preferred shares. These fees are computed weekly and paid monthly.

Other Fees and Expenses

In addition to the investment advisory, administrative, remarketing agent, and custodian fees, the fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses, listing fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing, and accounting services, insurance, interest, taxes, and other miscellaneous expenses.

2005 Semiannual Report

American Municipal Income Portfolio

(6) Capital Loss Carryover	For federal income tax purposes, the fund had capital loss carryovers at January 31, 2005, the fund's most recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the fund's fiscal year-end as indicated below.

Capital Loss Carryover	Expiration
$127,120	2009

(7) Indemnifications  The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2005 Semiannual Report

American Municipal Income Portfolio

Notes to Financial STATEMENTS (Unaudited) continued

(8) Financial Highlights	Per-share data for an outstanding common share throughout each period and selected information for each period are as follows:

	Six Months Ended 7/31/05		Year Ended January 31,
	(Unaudited)		2005	2004	2003	2002	2001
Per-Share Data
Net asset value, common shares, beginning of period	$15.75		$15.66	$15.13	$14.67	$14.50	$13.17
Operations:
Net investment income	0.50		0.97	1.02	1.07	1.04	1.15
Net realized and unrealized gains on investments	0.01		0.15	0.52	0.40	0.12	1.27
Distributions to preferred shareholders:
From net investment income	(0.08)		(0.09)	(0.07)	(0.10)	(0.18)	(0.30)
Total from operations	0.43		1.03	1.47	1.37	0.98	2.12
Distributions to common shareholders:
From net investment income	(0.46)		(0.94)	(0.94)	(0.91)	(0.81)	(0.79)
Net asset value, common shares, end of period	$15.72		$15.75	$15.66	$15.13	$14.67	$14.50
Market value, common shares, end of period	$14.88		$14.92	$14.90	$14.60	$14.02	$13.80
Selected Information
Total return, common shares, net asset value (a)	2.73%		6.84%	9.98%	9.58%	6.92%	16.58%
Total return, common shares, market value (b)	2.91%		6.83%	8.77%	11.06%	7.77%	25.44%
Net assets applicable to common shares at end of period (in millions)	$90		$91	$90	$87	$84	$83
Ratio of expenses to average weekly net assets applicable to common shares (c)	1.14	% (e)	1.23%	1.18%	1.23%	1.17%	1.23%
Ratio of net investment income to average weekly net assets applicable to common shares (c)	5.46	% (e)	5.73%	6.65%	7.19%	7.11%	8.00%
Portfolio turnover rate	11%		36%	34%	18%	9%	35%
Remarketed preferred shares outstanding, end of period (in millions)	$44		$44	$44	$44	$44	$44
Asset coverage per remarketed preferred share (in thousands) (d)	$77		$77	$77	$75	$74	$73
Liquidation preference and market value per remarketed preferred share (in thousands)	$25		$25	$25	$25	$25	$25

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Ratios do not reflect the effect of dividend payments to preferred shareholders; income ratios reflect income earned on assets attributable to preferred shares, where applicable.

(d)  Represents net assets applicable to common shares plus preferred shares at liquidation value divided by preferred shares outstanding.

(e)  Annualized.

2005 Semiannual Report

American Municipal Income Portfolio

Schedule of INVESTMENTS (Unaudited)

American Municipal Income Portfolio  July 31, 2005

Description of Security	Principal Amount	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)
Municipal Long-Term Securities - 132.5%
Alabama - 0.8%
Camden Industrial Development Board, Weyerhaeuser, (AMT) (Callable 12/1/13 at 100), 6.38%, 12/1/24	$650,000	$713,303
Arizona - 7.4%
Douglas Community Housing Revenue, Rancho La Perilla (Callable 1/20/10 at 102), 6.13%, 7/20/41	990,000	1,036,302
Gilbert Industrial Development Authority, S.W. Student Services (Prerefunded 2/1/09 at 102), 5.85%, 2/1/19 (d)	1,300,000	1,433,575
Gilbert Wastewater System and Development Revenue (Callable 10/1/09 at 100), 4.90%, 4/1/19	1,000,000	1,001,800
Pima County United School District (FGIC), 8.38%, 7/1/13	2,450,000	3,236,131
		6,707,808
Arkansas - 0.6%
Washington County Hospital Revenue, Regional Medical Center (Callable 2/1/15 at 100), 5.00%, 2/1/30 (e)	500,000	501,460
California - 13.1%
Alameda Corridor Transportation Authority, Zero-Coupon Bond (AMBAC), 5.72%, 10/1/30 (b)	7,375,000	2,190,080
California Statewide Communities Development Authority Revenue, L.A. Jewish Home (Callable 11/1/13 at 100), 5.25%, 11/15/23	2,000,000	2,122,640
Golden State Tobacco Settlement (Callable 6/1/13 at 100), 5.50%, 6/1/33	1,500,000	1,682,955
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Municipal Income Portfolio

Schedule of INVESTMENTS (Unaudited) continued

American Municipal Income Portfolio
(Continued)

Description of Security	Principal Amount	Market Value (a)
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Inc. Project, Series A-2, (AMT) (Callable 4/1/15 at 101), 5.40%, 4/1/25	$1,000,000	$1,029,360
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Inc. Project, Series B, (AMT) (Callable 7/1/15 at 101), 5.00%, 7/1/27	500,000	492,775
State General Obligation (Callable 2/1/13 at 100), 5.00%, 2/1/21	1,500,000	1,578,540
State Public Works, Department of Mental Health - Coalinga (Callable 6/1/14 at 100), 5.50%, 6/1/19	2,000,000	2,213,560
Vernon California Electrical System, Malburg Generating System (Prerefunded 4/1/08 at 100), 5.50%, 4/1/23 (d)	500,000	534,240
		11,844,150
Colorado - 16.0%
E-470 Public Highway, Zero-Coupon Bond (MBIA), 5.11%, 9/1/26 (b)	4,800,000	1,755,120
5.35%, 9/1/34 (b)	7,425,000	1,790,464
Educational and Cultural Facilities Authority, The Classical Academy (Prerefunded 12/1/11 at 100), 7.25%, 12/1/30 (d)	2,000,000	2,413,720
Health Facility Revenue Authority, Vail Valley Medical Center Project (Callable 1/15/15 at 100), 5.00%, 1/15/20	1,000,000	1,035,000
Northwest Parkway Public Highway Authority, Zero-Coupon Bond (AMBAC) (Callable 6/15/11 at 33.46), 6.29%, 6/15/29 (b)	5,000,000	1,301,150
State Health Facilities Authority, Covenant Retirement Community (Callable 12/1/12 at 101), 6.13%, 12/1/33	1,000,000	1,086,840
State Health Facilities Authority, Evangelical Lutheran (Callable 10/1/12 at 100), 5.90%, 10/1/27	650,000	698,698
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Municipal Income Portfolio

American Municipal Income Portfolio
(Continued)

Description of Security	Principal Amount	Market Value (a)
State Housing and Financial Authority, Multifamily Housing Project – Class II, (AMT) (Callable 4/1/12 at 100), 5.70%, 10/1/42	$2,745,000	$2,867,372
State Housing and Financial Authority, Solid Waste Revenue, Waste Management Inc. Project, (AMT), 5.70%, 7/1/18	1,000,000	1,058,660
Water Reserve and Power Development Authority, Clean Water Revenue (Callable 9/1/06 at 101), 5.90%, 9/1/16	135,000	140,601
Water Reserve and Power Development Authority, Clean Water Revenue (Prerefunded 9/1/06 at 101), 5.90%, 9/1/16 (d)	365,000	380,783
		14,528,408
Florida - 1.3%
Palm Beach County Facilities Authority, Abbey Delray South (Callable 10/1/13 at 100), 5.45%, 10/1/15	1,100,000	1,164,251
Georgia - 8.2%
Fulton County Development Authority, Maxon Atlantic Station, (AMT) (Callable 3/1/15 at 100), 5.13%, 3/1/26	700,000	699,083
Municipal Electrical Authority (FGIC) (Escrowed to maturity), 6.50%, 1/1/12 (c)	6,000,000	6,749,160
		7,448,243
Illinois - 8.7%
Finance Authority, Friendship VLG Schaumburg (Callable 2/15/15 at 100), 5.38%, 2/15/25	500,000	503,885
Health Facility Authority, Condell Medical Center (Callable 5/15/12 at 100), 5.50%, 5/15/32	500,000	517,120
Health Facility Authority, Lutheran General Hospital, 7.00%, 4/1/08	775,000	821,500
7.00%, 4/1/14	500,000	606,315
Health Facility Authority, Villa St. Benedict (Callable 11/15/13 at 101), 6.90%, 11/15/33	600,000	633,204
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Municipal Income Portfolio

Schedule of INVESTMENTS (Unaudited) continued

American Municipal Income Portfolio
(Continued)

Description of Security	Principal Amount	Market Value (a)
Metropolitan Pier and Exposition Authority, McCormick Place, Convertible, Zero-Coupon Bond (MBIA), 5.32%, 6/15/23 (b)	$6,115,000	$3,776,502
Rockford Multifamily Housing Revenue, Rivers Edge Apts., (AMT) (Callable 1/20/08 at 102), 5.88%, 1/20/38	1,000,000	1,032,220
		7,890,746
Indiana - 5.8%
Health Facility Authority, Columbus Hospital (FSA), 7.00%, 8/15/15	2,670,000	3,207,151
Indianapolis Indiana Airport Authority, Fed Ex Corp. Project, (AMT), 5.10%, 1/15/17	1,000,000	1,046,310
St. Joseph County Hospital Facilities, Madison Center Obligated Group Project (Callable 2/15/15 at 100), 5.25%, 2/15/28	1,000,000	1,015,900
		5,269,361
Iowa - 5.2%
Finance Authority, Friendship Haven Project, Series A (Callable 11/15/11 at 100), 6.13%, 11/15/32	800,000	814,840
Hospital Facilities Authority (Prerefunded 2/15/10 at 101), 6.75%, 2/15/15 (d)	1,000,000	1,153,770
Sheldon Health Care Facilities, Rev. Rfg. Northwest Iowa Health Center (Callable 3/1/05 at 100), 6.15%, 3/1/16	1,000,000	1,002,510
State Higher Education Loan Authority, Simpson College (Callable 12/1/10 at 102), 5.00%, 12/1/27	430,000	428,250
5.10%, 12/1/35	290,000	286,363
State Higher Education Loan Authority, Wartburg College (ACA) (Callable 10/1/12 at 100), 5.50%, 10/1/33	1,000,000	1,059,400
		4,745,133
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Municipal Income Portfolio

American Municipal Income Portfolio
(Continued)

Description of Security	Principal Amount	Market Value (a)
Massachusetts - 0.6%
Boston Industrial Development Financing Authority, Crosstown Center Project, (AMT) (Callable 9/1/12 at 102), 6.50%, 9/1/35	$500,000	$503,095
Michigan - 11.0%
Comstock Park Public Schools (FGIC), 7.88%, 5/1/11	3,145,000	3,757,898
Hospital Financing Authority, Daughters of Charity (Escrowed to maturity, callable 11/1/05 at 101), 5.25%, 11/1/15 (c)	1,500,000	1,521,615
Kent Hospital Financial Authority, Butterworth Hospital (MBIA), 7.25%, 1/15/13	4,000,000	4,654,800
		9,934,313
Minnesota - 4.8%
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 at 101), 7.50%, 4/1/31 (d)	900,000	1,073,646
Maplewood Multifamily Revenue, Carefree Cottages II, (AMT) (FNMA) (Callable 4/15/14 at 100), 4.80%, 4/15/34	1,000,000	1,007,720
Marshall Health Care Facility, Weiner Medical Center (Callable 11/1/13 at 100), 6.00%, 11/1/28	500,000	547,950
Minneapolis Health Care System, Allina Health System, 6.00%, 11/15/23	565,000	617,528
State Agriculture and Economic Board, Health Care System (Callable 11/15/10 at 101), 6.38%, 11/15/29	30,000	32,800
State Agriculture and Economic Board, Health Care System (Prerefunded 11/15/10 at 101), 6.38%, 11/15/29 (d)	970,000	1,116,548
		4,396,192
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Municipal Income Portfolio

Schedule of INVESTMENTS (Unaudited) continued

American Municipal Income Portfolio
(Continued)

Description of Security	Principal Amount	Market Value (a)
Missouri - 0.6%
Cape Girardeau County Industrial Development Authority, Southeast Hospital Association (Callable 6/1/12 at 100), 5.75%, 6/1/32	$500,000	$522,930
Nebraska - 0.7%
Educational Financial Authority Revenue, Midland Lutheran College, Series A (Callable 9/15/13 at 100), 5.60%, 9/15/29	600,000	600,108
Nevada - 1.2%
State Department of Business and Industry, Las Ventanas Retirement Project (Callable 11/15/08 at 100), 6.00%, 11/15/14	250,000	258,867
State Department of Business and Industry, Las Ventanas Retirement Project (Callable 11/15/14 at 100), 6.75%, 11/15/23	750,000	788,992
		1,047,859
New Hampshire - 0.7%
Health and Education Facility Authority, Speare Memorial Hospital (Callable 7/1/15 at 100), 5.88%, 7/1/34	600,000	623,934
New Mexico - 3.0%
Mortgage Finance Authority, 6.88%, 1/1/25	1,140,000	1,153,178
6.50%, 7/1/25	830,000	839,313
6.75%, 7/1/25	690,000	698,970
		2,691,461
New York - 3.0%
New York City, Series B, 5.75%, 8/1/16	1,400,000	1,556,534
New York Water and Sewer System (Crossover refunded to 6/15/10 at 101), 6.00%, 6/15/33 (d)	380,000	430,092
New York Water and Sewer System (Prerefunded to 6/15/10 at 101), 6.00%, 6/15/33 (d)	620,000	702,479
		2,689,105
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Municipal Income Portfolio

American Municipal Income Portfolio
(Continued)

Description of Security	Principal Amount	Market Value (a)
North Dakota - 2.1%
Fargo Health Systems, Meritcare (Callable 6/1/10 at 101), 5.63%, 6/1/31	$1,750,000	$1,910,930
Ohio - 3.6%
Richland County Hospital Facilities, Medcentral Health System (Callable 11/15/10 at 101), 6.13%, 11/15/16	1,000,000	1,089,680
6.38%, 11/15/30	1,000,000	1,086,960
Toledo – Lucas County Port Authority, Crocker Park Public Improvement Project (Callable 12/1/13 at 102), 5.25%, 12/1/23	500,000	517,725
Toledo – Lucas County Port Authority, St. Mary Woods Project, Series A (Callable 5/15/10 at 100), 6.00%, 5/15/24	600,000	603,138
		3,297,503
Pennsylvania - 3.0%
Chartiers Valley Industrial and Commercial Development Authority, Friendship Village South (Callable 8/15/10 at 100), 5.75%, 8/15/20	1,000,000	1,027,670
Erie County Industrial Development Authority, Env. Imp. Rfg. International Paper Company Project (AMT) (Callable 11/1/14 at 100), 5.00%, 11/1/18	650,000	659,574
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care (Callable 2/1/15 at 100), 6.25%, 2/1/35	1,000,000	1,070,220
		2,757,464
Puerto Rico - 1.2%
Puerto Rico Public Finance Corp. (Callable 2/1/12 at 100), 5.75%, 8/1/27	1,000,000	1,097,870
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Municipal Income Portfolio

Schedule of INVESTMENTS (Unaudited) continued

American Municipal Income Portfolio
(Continued)

Description of Security	Principal Amount	Market Value (a)
South Carolina - 0.8%
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health (Callable 8/1/13 at 100), 6.13%, 8/1/23	$250,000	$274,065
6.38%, 8/1/34	375,000	415,425
		689,490
South Dakota - 4.1%
Sioux Falls Health Facilities, Dow Rummel Village Project (Callable 11/15/12 at 100), 6.63%, 11/15/23	620,000	643,845
State Economic Development Finance Authority, Pooled Loan Program, Davis Family, (AMT) (Callable 4/1/14 at 100), 6.00%, 4/1/29	1,000,000	1,029,860
State Economic Development Finance Authority, Pooled Loan Program, McEleeg S.D., (AMT) (Callable 4/1/14 at 100), 5.95%, 4/1/24	2,000,000	2,058,740
		3,732,445
Tennessee - 3.1%
Johnson City Health and Education Facilities, Mountain States Health (Callable 7/1/12 at 103), 7.50%, 7/1/33	1,000,000	1,184,540
Shelby County Health, Education and Housing Facilities, Methodist Healthcare (Escrowed to maturity), 6.50%, 9/1/21 (c)	240,000	283,032
Shelby County Health, Education and Housing Facilities, Methodist Healthcare (Prerefunded 9/1/12 at 100), 6.50%, 9/1/21 (d)	410,000	484,157
Sullivan County Health, Education and Housing Facilities, Wellmont Health System Project (Callable 9/1/12 at 101), 6.25%, 9/1/32	750,000	821,430
		2,773,159
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Municipal Income Portfolio

American Municipal Income Portfolio
(Continued)

Description of Security	Principal Amount	Market Value (a)
Texas - 16.7%
Abilene Health Facility Development Revenue, Sears Methodist Retirement (Callable 5/15/09 at 101), 6.00%, 11/15/29	$500,000	$505,545
Abilene Health Facility Development Revenue, Sears Methodist Retirement (Callable 8/15/08 at 101), 5.88%, 11/15/18	1,150,000	1,175,818
Brazoria County Environmental Authority, Dow Chemical Project, (AMT) (Callable 5/15/12 at 100), 5.70%, 5/15/33	500,000	544,175
Brazos River Pollution Control Authority, Texas Utilities, (AMT) (Callable 4/1/13 at 101), 7.70%, 4/1/33	500,000	592,635
Brazos River Pollution Control Authority, TXU Energy, (AMT) (Callable 10/1/13 at 101), 6.75%, 10/1/38	715,000	797,711
Fort Bend Independent School District (Escrowed to maturity), 5.00%, 2/15/14 (c)	1,000,000	1,099,090
Grand Prairie Independent School District (PSF) (Callable 8/15/11 at 100), 5.85%, 2/15/26	40,000	44,560
Grand Prairie Independent School District (PSF) (Prerefunded to 8/15/11 at 100), 5.85%, 2/15/26 (d)	2,960,000	3,345,422
HFDC Central, Villa De San Antonio (Callable 5/15/09 at 100), 6.00%, 5/15/25	1,000,000	1,007,950
Houston Health Facilities Development Revenue, Retirement Facility, Buckingham Senior Living (Callable 2/15/14 at 101), 7.00%, 2/15/26	1,500,000	1,650,375
Richardson Hospital Authority, Richardson Regional Hospital (Callable 12/1/13 at 100), 6.00%, 12/1/34	2,500,000	2,680,550
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Municipal Income Portfolio

Schedule of INVESTMENTS (Unaudited) continued

American Municipal Income Portfolio
(Continued)

Description of Security	Principal Amount	Market Value (a)
Sam Rayburn Municipal Power Agency (RAAI) (Callable 10/1/12 at 100), 5.75%, 10/1/21	$1,000,000	$1,107,460
Tyler Health Facility, Mother Frances Hospital (Callable 7/1/13 at 100), 5.75%, 7/1/27	500,000	528,950
		15,080,241
Washington - 1.1%
Skagit County Public Hospital District (Callable 12/1/13 at 101), 6.00%, 12/1/23	900,000	972,792
Wisconsin - 4.1%
State Health and Educational Facility Authority, Attic Angel Obligated Group (Callable 11/15/08 at 102), 5.75%, 11/15/27	1,800,000	1,775,358
State Health and Educational Facility Authority, Beloit Hospital (Callable 7/1/05 at 100), 5.90%, 7/1/11	625,000	625,825
State Health and Educational Facility Authority, Synergyhealth Inc. (Callable 8/15/13 at 100), 6.00%, 11/15/23	500,000	542,605
State Health and Educational Facility Authority, Wheaton Fransiscan Services (Callable 2/15/12 at 101), 5.75%, 8/15/30	750,000	803,993
		3,747,781
Total Municipal Long-Term Securities (cost: $110,885,144)		119,881,535
Municipal Variable Rate Short-Term Securities - 12.6%
Connecticut - 0.6%
Connecticut State 2.35%, 7/1/36	500,000	500,000
Minnesota - 4.2%
Guthrie Parking Ramp (Callable 10/1/05 at 100), 2.20%, 12/1/28	3,780,000	3,780,000
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Municipal Income Portfolio

American Municipal Income Portfolio
(Continued)

Description of Security	Principal Amount/ Shares	Market Value (a)
Missouri - 1.0%
Missouri Health and Educational Facilities Authority, Cox Health System (AMBAC), 2.40%, 6/1/22	$900,000	$900,000
New York - 2.2%
Transportation Authority, New York Dedicated Tax Fund (Callable 11/1/18 at 100), 2.30%, 11/1/34	2,000,000	2,000,000
South Carolina - 4.6%
Piedmont Municipal Power Agency (MBIA) (Callable 1/1/33 at 100), 2.34%, 1/1/34	4,200,000	4,200,000
Total Municipal Variable Rate Short-Term Securities (cost: $11,380,000)		11,380,000
Total Investments in Unaffiliated Securities - 145.1% (cost: $122,265,144)		131,261,535
Affiliated Money Market Fund - 2.0%
First American Tax Free Obligations Fund, Class Z (f) (cost: $1,794,527)	1,794,527	1,794,527
Total Investments in Securities (g) - 147.1% (cost: $124,059,671)		$133,056,062
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Municipal Income Portfolio

Schedule of INVESTMENTS (Unaudited) continued

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  For zero-coupon investments, the interest rate shown is the effective yield on the date of purchase.

(c)  Escrowed to maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(d)  Prerefunded issues are backed by U.S. government obligations. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the call date and price indicated.

(e)  Security purchased on a when-issued basis. On July 31, 2005, the total cost of investments purchased on a when-issued basis was $494,522 or 2.2% of net assets applicable to commons shares. See note 2 in Notes to Financial Statements.

(f)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. See note 5 in Notes to Financial Statements.

(g)  On July 31, 2005, the cost of investments in securities for federal income tax purposes was $124,031,313. The difference between federal tax cost and book cost is due to the tax deferral of market discount accretion. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$9,031,974
Gross unrealized depreciation	(7,225)
Net unrealized appreciation	$9,024,749

Portfolio abbreviations and definitions:

ACA–American Capital Access

AMBAC–American Municipal Bond Assurance Company

AMT–Alternative Minimum Tax. As of July 31, 2005, the aggregate market value of securities subject to the AMT was $16,132,593, which represents 17.8% of net assets applicable to common shares.

FGIC–Financial Guaranty Insurance Corporation

FNMA–Federal National Mortgage Association

FSA–Financial Security Assurance

MBIA–Municipal Bond Insurance Association

PSF–Permanent School Fund

RAAI–Radian Asset Assurance Inc.

2005 Semiannual Report

American Municipal Income Portfolio

NOTICE TO SHAREHOLDERS (Unaudited)

How to Obtain a Copy of the Fund's Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

Form N-Q Holdings Information

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund's Forms N-Q are available (1) without charge upon request by calling 800.677.FUND; and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the fund's Forms N-Q at the Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Approval of the Fund's Investment Advisory Agreement

At a meeting on June 20-22, 2005, the Board of Directors of the fund (the "Board"), which is comprised entirely of independent directors, considered and approved the fund's investment advisory agreement with U.S. Bancorp Asset Management, Inc. ("USBAM") through June 30, 2006 (the "Agreement"). In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of USBAM's services to the fund, (2) the investment

2005 Semiannual Report

American Municipal Income Portfolio

NOTICE TO SHAREHOLDERS (Unaudited) continued

performance of the fund, (3) the profitability of USBAM related to the fund, including an analysis of USBAM's cost of providing services and comparative expense information, and (4) other benefits that accrue to USBAM through its relationship with the fund. When reviewing and approving investment company advisory contracts, boards of directors generally also consider the extent to which economies of scale will be realized as the investment company grows and whether fee levels reflect these economies of scale for the benefit of shareholders. The Board noted, however, that because the fund is a closed-end fund and because dividend reinvestments are made by means of open-market purchases rather than by the issuance of new shares, the fund's size would increase only as a result of any appreciation of its portfolio holdings. The Board therefore determined that a consideration of economies of scale was not relevant to its evaluation of the Agreement.

Before approving the Agreement, the Board met in executive session with its independent counsel on numerous occasions to consider the materials provided by USBAM and the terms of the Agreement. Based on its evaluation of all material factors, the Board concluded that the Agreement is fair and in the best interests of the fund's shareholders. In reaching its conclusions, the Board considered the following:

Nature, Quality, and Extent of Investment Advisory Services

The Board examined the nature, quality, and extent of the services provided by USBAM to the fund. The Board reviewed USBAM's key personnel who provide investment advisory services to the fund as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for the fund

2005 Semiannual Report

American Municipal Income Portfolio

within the framework of the fund's investment policies and restrictions, subject to review by the Board. The Board further considered that USBAM's duties with respect to the fund include (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the fund's investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the fund, including the fund's sub-administrator, transfer agent, remarketing agent, and custodian. Finally, the Board considered USBAM's representation that the services provided by USBAM under the Agreement are the type of services customarily provided by investment advisors in the fund industry.

Based on the foregoing, the Board concluded that the fund is likely to benefit from the nature, extent, and quality of the services provided by USBAM under the Agreement.

Investment Performance of the Fund

The Board considered the performance of the fund, including how the fund performed versus the median performance of a group of comparable funds selected by an independent data service (the "performance universe") and how the fund performed versus its benchmark index. The Board noted that the fund underperformed both its performance universe and its benchmark for the one-year period ended February 28, 2005, but outperformed both its performance universe and its benchmark for the three-, five-, and ten-year periods ended February 28, 2005. The Board concluded that, although the fund underperformed for the one-year period, in light of the fund's longer-term performance relative to its benchmark and performance universe, it would be in the best interest of the fund and its shareholders to renew the Agreement.

2005 Semiannual Report

American Municipal Income Portfolio

NOTICE TO SHAREHOLDERS (Unaudited) continued

Costs of Services and Profits Realized by USBAM

The Board reviewed USBAM's estimated costs in serving as the fund's investment manager, including the costs associated with the personnel and systems necessary to manage the fund. The Board also considered the reported profitability of USBAM and its affiliates resulting from their relationship with the fund. The Board reviewed fee and expense information for the fund as compared to that of other funds and accounts managed by USBAM and of comparable funds managed by other advisers. The Board found that while the advisory fees for USBAM's institutional separate accounts are lower than the fund's advisory fees, the fund receives additional services from USBAM that separate accounts do not receive. Using information provided by an independent data service, the Board also evaluated the fund's advisory fee compared to the median advisory fee for other funds similar in size, character, and investment strategy (the "peer group median advisory fee"), and the fund's expense ratio after waivers compared to the median expense ratio, after waivers, of comparable funds (the "peer group median expense ratio"). The Board noted that the fund's advisory fee was significantly lower than the peer group median advisory fee and that the fund's total expense ratio was lower than the peer group median expense ratio. The Board concluded that the fund's advisory fee and expense ratio are reasonable in light of the services provided.

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the fund, the Board noted that USBAM and certain of its affiliates serve the fund in various capacities, including as adviser, administrator, and custodian, and receive compensation from the fund in connection with providing services to the fund.

2005 Semiannual Report

American Municipal Income Portfolio

The Board considered that each service provided to the fund by USBAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these and other factors, the Board concluded that approval of the Agreement was in the best interest of the fund and its shareholders.

2005 Semiannual Report

American Municipal Income Portfolio

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Board of DIRECTORS

VIRGINIA STRINGER

Chairperson of American Municipal Income Portfolio

Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III

Director of American Municipal Income Portfolio

Retired; former Senior Vice President, Chief Financial Officer, and

Treasurer of Bemis Company, Inc.

ROGER GIBSON

Director of American Municipal Income Portfolio

Retired; former Vice President of Cargo-United Airlines

VICTORIA HERGET

Director of American Municipal Income Portfolio

Investment Consultant; former Managing Director of Zurich Scudder Investments

LEONARD KEDROWSKI

Director of American Municipal Income Portfolio

Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER

Director of American Municipal Income Portfolio

Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS

Director of American Municipal Income Portfolio

Owner and President of Strauss Management Company

JAMES WADE

Director of American Municipal Income Portfolio

Owner and President of Jim Wade Homes

American Municipal Income Portfolio’s Board of Directors is comprised entirely of independent directors.

AMERICAN MUNICIPAL INCOME PORTFOLIO

2005 Semiannual Report

U.S. Bancorp Asset Management, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste. 9/2005 0253-05 XAA-SAR

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services Response

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable until first annual report for a fiscal year ending on or after December 31, 2005.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser”, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, that were implemented after the registrant last provided disclosure in response to the requirements of this Item.

Item 11—Controls and Procedures

(a)          The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)(1) Not applicable. Registrant’s Code of Ethical Conduct is provided to any person upon request without charge.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by
Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by
Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: October 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: October 7, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: October 7, 2005